RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
2 2 .	RELATED PARTY TRANSACTIONS
During the years ended December 31, 2023, 2022 and 2021, the Company entered into the following significant related party transactions:

		Year Ended December 31,
Related companies	Nature of transactions	2023	2022	2021
Transactions with affiliated companies

Melco International and its subsidiaries	Revenues and income (services provided by the Company):
	Shared service fee income for corporate office	$2,198	$2,188	$1,345
	Loan interest income	1,238	16,133	—
	Costs and expenses (services provided to the Company):
	Management fee expenses (1)	2,182	1,394	1,749
	Share-based compensation expenses (2)	—	2,865	6,641

(1)	The amount mainly represents management fee expenses for the services provided by the senior management of Melco International and for the operation of the office of Melco’s Chief Executive Officer.

(2)
The amount represents the share-based compensation expenses related to the grant of certain share-based awards under the Melco International Share Incentive Plan to an employee of the Company. Further information on the share-based compensation arrangements is included in Note 16.

Other Related Party Transactions
As of December 31, 2023, Mr. Lawrence Yau Lung Ho, Melco’s Chief Executive Officer, and his controlled entity; and an independent director of Melco held an aggregate principal amount of $60,000 and $7,591 senior notes issued by subsidiaries of Melco, respectively. As of December 31, 2022, Mr. Lawrence Yau Lung Ho and his controlled entity; and an independent director of Melco held an aggregate principal amount of $60,000 and $8,500 senior notes issued by subsidiaries of Melco, respectively.
In November 2023, an independent director of Melco participated in the Tender Offer and
 a
principal amount of $
909
of the 2020 6.000% SC Notes was purchased by Studio City Finance for a consideration of $
886
.
During the years ended December 31, 2023, 2022 and 2021, total interest expense of $3,300, $3,300 and $4,494, in relation to the senior notes issued by a subsidiary of Melco, were paid or payable to Mr. Lawrence Yau Lung Ho and his controlled entity, respectively. During the years ended December 31, 2023, 2022 and 2021, total interest expense of $519, $497 and $316, in relation to the senior notes issued by subsidiaries of Melco, were paid or payable to an independent director of Melco, respectively.

(a)	Receivables from Affiliated Companies
The outstanding balances mainly arising from operating income or prepayment of operating expenses on behalf of the affiliated companies as of December 31, 2023 and 2022 are unsecured, non-interest
bearing and repayable on demand with details as follows:

	December 31,
	2023	2022

Melco International and its subsidiaries and joint venture	$728	$563
Oth er	69	67

	$797	$630

(b)	Payables to Affiliated Companies
The outstanding balances mainly arising from operating expenses and expenses paid by affiliated companies on behalf of the Company as of December 31, 2023 and 2022, are unsecured, non-interest
bearing and repayable on demand with details as follows:

	December 31,
	2023	2022

Melco International and its subsidiaries	$377	$761

(c)	Receivables from an Affiliated Company, Non-current
On March 28, 2022, Melco entered into a facility agreement (the “Facility Agreement”) with Melco International pursuant to which a $250,000 revolving loan facility was granted by Melco as lender to Melco International as borrower for a period of 12 months after the first utilization date (the last day of such period being the “Final Repayment Date”). Melco International could request utilization of all or part of the loan from the date of the Facility Agreement until one month prior to the Final Repayment Date for general corporate purposes of Melco International and its subsidiaries (excluding the Company). Principal amounts outstanding under the Facility Agreement bore interest at an annual rate of 11%, with outstanding principal amounts and accrued interest payable by Melco International on the Final Repayment Date. On December 30, 2022, Melco and Melco International agreed to amend the Final Repayment Date to June 30, 2024, subject to certain conditions. As of December 31, 2022, the outstanding principal amount under the Facility Agreement was $200,000 and the remaining outstanding balance mainly represented the accrued interest payable. No part of the amounts would be repayable within the next twelve months from the balance sheet date and, accordingly, the amounts were shown as non-current assets in the accompanying consolidated balance sheets.

The outstanding principal amount of $
200,000
under the Facility Agreement was fully repaid by Melco International on January
18
,
2023
. The Facility Agreement was terminated on March
10
,
2023
following the settlement of the related accrued loan interest under the Facility Agreement due by Melco International to Melco on the same date.